Finance Lease Receivables, Net - Summary of Movement of Allowance for Finance Lease Receivables (Detail) - 12 months ended Dec. 31, 2018	CNY (¥)	USD ($)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Balance at the beginning of the year	¥ 11,276,288	$ 1,640,068
Additions	3,798,362	552,449
Charge-offs	(1,529,814)	(222,502)
Balance at the end of the year	¥ 13,544,836	$ 1,970,015